BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

NOTE – 3 BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

The Company has disaggregated its revenue from contracts with customers into categories based on the nature of the revenue in the following table:

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years Ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Revenue from external customers
On-Highway business	25,750	26,830	24,304
Off-Highway business	32,496	32,621	26,994
Services (shipping charges)	87	70	147

	58,333	59,521	51,445

Cost of revenue
On-Highway business	20,598	21,593	19,718
Off-Highway business	26,810	27,018	22,447

	47,408	48,611	42,165

Gross profit
On-Highway business	5,152	5,237	4,586
Off-Highway business	5,686	5,603	4,547
Services (shipping charges)	87	70	147

	10,925	10,910	9,280

Operating expenses
On-Highway business	5,188	4,434	4,176
Off-Highway business	4,953	3,948	3,494

	10,141	8,382	7,670

Segment results
On-Highway business	(36)	803	410
Off-Highway business	733	1,655	1,053
Services (shipping charges)	87	70	147

	784	2,528	1,610

Segment assets
On-Highway business	14,847	15,254	16,056
Off-Highway business	24,745	23,802	24,277

	39,592	39,056	40,333

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have two reportable business segments. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables: